Finance lease liabilities	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Finance lease liabilities	Finance lease liabilities:

	December 31, 2024	December 31, 2023
Finance lease liabilities	$409.4	$66.5
Current portion of finance lease liabilities	(409.4)	(66.5)
Long-term finance lease liabilities	$—	$—
During the year ended December 31, 2023, the Company exercised its option under an existing lease financing arrangement to purchase one 14,000 TEU vessel. The purchase was completed in December 2024 at the pre-determined purchase price of $61,600,000.
During the year ended December 31, 2024, the Company exercised options under existing lease financing arrangements to purchase seven vessels ranging in size from 10,000 to 14,000 TEU for pre-determined purchase price of $42,000,000 to $61,600,000. Each of the seven purchases are expected to be completed during 2025.
As at December 31, 2024, the total remaining commitments related to financial liabilities of these vessels were approximately $422,361,000 (2023 – $70,701,000), including imputed interest of $12,964,000 (2023 – $4,242,000), repayable through 2025.
The weighted average interest rate on obligations related to finance leases as at December 31, 2024 was 6.7%.
Other financing arrangements:

	December 31, 2024	December 31, 2023
Other financing arrangements	$7,751.8	$4,656.5
Deferred financing fees	(84.1)	(52.7)
Other financing arrangements	7,667.7	4,603.8
Current portion of other financing arrangements	(491.7)	(298.5)
Other financing arrangements	$7,176.0	$4,305.3
The Company, through certain of its wholly-owned subsidiaries, has entered into non-recourse or limited recourse sale-leaseback arrangements with financial institutions to fund the acquisition of vessels.
Under these arrangements, the Company has agreed to transfer the vessels to the counterparties and lease the vessels back from the counterparties over the applicable lease term as a financing lease arrangement. In the arrangements where the shipbuilding contracts are novated to the counterparties, the counterparties assume responsibility for the remaining payments under the shipbuilding contracts.
15.    Other financing arrangements (continued):
In certain of the arrangements, the counterparties are companies whose only assets and operations are to hold the Company’s leases and vessels. The Company operates the vessels during the lease term, supervises the vessels’ construction before the lease term begins, if applicable, and/or is required to purchase the vessels from the counterparties at the end of the lease term. As a result, in most cases, the Company is considered to be the primary beneficiary of the counterparties and consolidates the counterparties for financial reporting purposes. In all cases, these arrangements are considered failed-sales. The vessels are recorded as an asset and the obligations under these arrangements are recorded as a liability. The terms of the leases are as follows:
(i)Leases for five 11,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $420,750,000. The 17-year lease terms began between August 2017 and January 2018, which were the vessels’ delivery dates. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. In October 2020, the Company made a prepayment of $71,084,000 on the remaining principal balance of one of the 11,000 TEU vessels under sales-leaseback financing arrangement (note 15(v)). Lease payments include interest components based on three month SOFR plus a margin ranging from 2.10% to 2.65%.
In January 2021, the Company made a payment of $69,166,000 to early terminate a sale-leaseback financing arrangement secured by one 11,000 TEU vessel. In March 2021, the Company entered into a new sale-leaseback financing arrangement of $83,700,000, secured by the same 11,000 TEU vessel.
(ii)Leases for four 12,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $337,732,000. The 10-year lease terms began in March and April 2020, which were the vessels’ delivery dates. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. Lease payments include interest components based on one month SOFR plus a 2.85% margin.
(iii)Leases for two 13,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $138,225,000. The 10-year lease terms began in August and September 2020, which were the vessels’ delivery dates. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease terms, the Company is obligated to purchase the vessels at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a 3.01% margin.
(iv)Leases for two 12,000 TEU vessels:
Under these arrangements, the counterparty has provided financing of $158,400,000. The 10-year and 12-year lease terms began in October and November 2020, respectively, which were the vessels’ delivery dates. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels throughout their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a margin ranging from 2.00% to 2.50%. During 2024, the Company early terminated the sale-leaseback financing arrangement related to one 12,000 TEU vessel and entered into a new sale-leaseback financing arrangement secured by the same 12,000 TEU vessel (note 15 (xvi)).
15.    Other financing arrangements (continued):
(v)Leases for three vessels:
In April 2021, the counterparty provided refinancing of $235,000,000 in sale-leaseback financing for three vessels ranging in size between 10,000 TEU and 13,100 TEU. The lease terms, ranging between 96 and 162 months, began in April 2021. The Company sold and leased the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a 3.01% margin.
(vi)Leases for three 12,200 TEU vessels
In April 2021, the counterparty provided sale-leaseback financing of $243,000,000. The 12-year lease term for three of the vessels began in November 2021, April and May 2022, upon delivery of the vessels. At delivery, the Company sells and leases the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase the vessels at a pre-determined purchase price. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on one month SOFR plus a 2.6% margin.
(vii)Leases for two 12,200 TEU vessels
In May 2021, the counterparty provided sale-leaseback financing of $162,000,000. The 10-year lease terms began in September and November 2021, which were the vessels’ delivery dates. At delivery, the Company sold and leased the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on one month SOFR plus a 2.00% margin. During 2024, the Company early terminated the sale-leaseback financing arrangement and entered into a new sale-leaseback financing arrangement secured by the same two 12,000 TEU vessels (note 15 (xvi)). This lease was terminated as a result of the refinancing.
(viii)Leases for six 7,000 TEU vessels
In October 2021, the counterparty provided sale-leaseback financing of $445,000,000. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. At the end of the lease term, the Company is obligated to purchase four of the vessels at a pre-determined purchase price. For all six vessels, the Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a 2.71% margin. During the year ended December 31, 2024, the Company took delivery of four vessels and completed sale-leaseback financing for the four vessels for proceeds of $296,504,000. At December 31, 2024, no amounts remain undrawn under this facility.
(ix)Leases for eight vessels
In June 2021, the counterparty provided sale-leaseback financing of $895,320,000 for eight vessels ranging in size from 16,000 TEU to 24,000 TEU. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a 2.5% margin. During the year ended December 31, 2024, the Company took delivery of four vessels and completed sale-leaseback financing for the four vessels for proceeds of $424,080,000. At December 31, 2024 no amounts remain undrawn under this facility.
15.    Other financing arrangements (continued):
(x)Leases for six 15,500 TEU vessels
In August 2021, the counterparty provided sale-leaseback financing of $661,826,000. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on one month SOFR plus a 2.6% margin. During the year ended December 31, 2024, the company took delivery of three vessels and completed sale-leaseback financing for the three vessels for proceeds of $325,393,000.
(xi)Leases for six 15,000 TEU and four 7,000 TEU vessels
In November 2021, the counterparty provided sale-leaseback financing of $889,651,000. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The Company has the option to purchase the vessels after the first anniversary date of delivery through their respective lease terms at a pre-determined purchase price. Lease payments include interest components based on three month SOFR plus a 2.3% to 2.6% margin. At December 31, 2024, no amounts remain undrawn under this facility.
(xii)Leases for two 12,000 TEU vessels
During the year ended December 31, 2022, the Company completed a sale-leaseback financing for two vessels for proceeds of $226,000,000.  Upon delivery of each vessel, the Company commenced a 13.25 year leaseback. Lease payments include interest components based on three month SOFR plus a credit spread and a 2.1% margin. The Company has the option to purchase each vessel either 5 years or 7 years and 11 months after its delivery date at a pre-determined purchase price.
(xiii)Leases for four 11,800 TEU and four 15,000 TEU vessels
Prior to the sale-leaseback of each vessel, the Company had pre-delivery financing under a secured term loan credit facility (note 12(b)). Upon delivery of each vessel throughout 2022 and 2023, the pre-delivery financing was replaced with sale-leaseback financing for all eight vessels for proceeds of $818,400,000. Upon delivery of each vessel, which occurred between June 2022 through July 2023, the Company commenced a 14 year leaseback.  Lease payments include interest components based on daily SOFR plus a credit spread and margin of 1.7%. The Company has the option to purchase each vessel 9.5 years after its delivery date at a pre-determined purchase price.
(xiv)Leases for ten 15,000 TEU vessels
Prior to the sale-leaseback of each vessel, the Company had pre-delivery financing under a secured term loan credit facility (note 12(b)). Upon delivery of each vessel throughout 2023 and 2024, the pre-delivery financing was replaced with sale-leaseback financing for the ten vessels for proceeds of $1,357,010,000. Upon delivery of each vessel, the Company commenced a 14 year leaseback. Lease payments include interest components based on daily SOFR plus a credit adjustment spread and margins of 1.1% to 1.7%. The Company has the option to purchase each vessel 9.5 years after its delivery date at a pre-determined purchase price. At as December 31, 2024, no amounts remain undrawn under this facility.
(xv)Leases for fourteen 7,000 TEU vessels
Prior to the sale-leaseback of each vessel, the Company had pre-delivery financing under a secured term loan credit facility (note 12(b)). Upon delivery of each vessel, which occurred between 2023 through 2024, the pre-delivery financing was replaced with sale-leaseback financing for all fourteen vessels for proceeds of $1,414,857,000. Upon delivery of each vessel, the Company commenced a 13.5 year leaseback. Lease payments include interest components based on three month SOFR plus a credit adjustment spread and margin of 1.7%. The Company has the option to purchase each vessel 9.5 years after its delivery date at a pre-determined purchased price.
15.    Other financing arrangements (continued):
(xvi)Leases for three 12,000 TEU Vessels
During the year ended December 31, 2024, the Company completed a sale-leaseback financing for three vessels for proceeds of $224,000,000. The three vessels were previously financed under an existing sale-leaseback financing arrangement (note 15(iv) and note 15(vii)). The sale-leaseback financing is for 10 years and the Company has the option to purchase each vessel after the second anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(xvii)Leases for four 10,800 CEU Pure Car and Truck Carrier (“PCTC”)
In May 2024, the Company entered into a sale-leaseback financing for four 10,800 CEU PCTC newbuild vessels for proceeds of $472,910,000. The sale-leaseback financing is for 15 years and the Company has the option to purchase each vessel at a pre-determined purchase price starting from 2032.
(xviii)Lease for three 13,600 TEU Vessels
In October 2024, the counterparty provided sale-leaseback financing of $466,894,000 (RMB 3,408,000,000) for three 13,600 TEU vessels. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The sale and the bareboat charter will be denominated in RMB. Each vessel will be sub-chartered for a 15-year term also denominated in RMB. The Company has the option to purchase the vessels after the fourth anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(xix)Lease for two 13,600 TEU Vessels
In November 2024, the counterparty provided sale-leaseback financing of $311,263,000 (RMB 2,272,000,000) for two 13,600 TEU vessels. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The sale and the bareboat charter will be denominated in RMB. Each vessel will be sub-chartered for a 15-year term also denominated in RMB. The Company has the option to purchase the vessels after the fourth anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(xx)Lease for one 13,600 TEU Vessel
In December 2024, the counterparty provided sale-leaseback financing of $155,631,000 (RMB 1,136,000,000) for one 13,600 TEU vessels. At delivery, the Company will sell and lease the vessels back over the term of the sale-leaseback transactions. The sale and the bareboat charter will be denominated in RMB. Each vessel will be sub-chartered for a 15-year term also denominated in RMB. The Company has the option to purchase the vessels after the fourth anniversary date of delivery through their respective lease terms at a pre-determined purchase price.
(xxi)Lease for one 16,000 TEU Vessel
In December 2024, the Company completed a sale-leaseback financing for proceeds of $173,250,000 for one 16,000 TEU vessel. Upon delivery of the vessel, the Company will commence a 12-year leaseback. The Company has the option to purchase the vessel after the fourth anniversary after its delivery date at a pre-determined purchase price.
The weighted average rate of interest, including the margin, was 6.56% at December 31, 2024 (2023 – 7.36%).
15.    Other financing arrangements (continued):
Based on amounts funded, payments due to lessors would be as follows:

2025	$493.5
2026	490.8
2027	504.6
2028	513.2
2029	551.6
Thereafter	5,198.1
$7,751.8